Share capital (Details 1) - Stock options	3 Months Ended
	Mar. 31, 2019 $ / shares shares	Mar. 31, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Weighted average contractual life	4 years 6 months 22 days
Number of options outstanding	5,596,856	5,596,856
Number of options exercisable	4,303,430	4,303,430
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.30
Weighted average contractual life	3 years 2 months 12 days
Number of options outstanding	2,045,455	2,045,455
Number of options exercisable	1,960,228	1,960,228
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.30
Weighted average contractual life	3 years 4 months 13 days
Number of options outstanding	308,522	308,522
Number of options exercisable	282,812	282,812
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Weighted average contractual life	3 years 8 months 12 days
Number of options outstanding	677,273	677,273
Number of options exercisable	564,394	564,394
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Weighted average contractual life	3 years 11 months 9 days
Number of options outstanding	12,500	12,500
Number of options exercisable	9,635	9,635
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	4 years 2 months 23 days
Number of options outstanding	12,500	12,500
Number of options exercisable	7,161	7,161
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	4 years 10 months 21 days
Number of options outstanding	352,500	352,500
Number of options exercisable	248,229	248,229
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	5 years 4 months 10 days
Number of options outstanding	50,000	50,000
Number of options exercisable	20,833	20,833
Exercise price $ 9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.60
Weighted average contractual life	5 years 9 months 7 days
Number of options outstanding	205,000	205,000
Number of options exercisable	62,032	62,032
Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 6.18
Weighted average contractual life	6 years 4 months 10 days
Number of options outstanding	175,000	175,000
Number of options exercisable	0	0
Exercise price $ 1.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.53
Weighted average contractual life	4 years 7 months 21 days
Number of options outstanding	120,000	120,000
Number of options exercisable	30,000	30,000
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 5.00
Weighted average contractual life	4 years 8 months 1 day
Number of options outstanding	409,924	409,924
Number of options exercisable	409,924	409,924
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.40
Weighted average contractual life	6 years 11 months 19 days
Number of options outstanding	1,228,182	1,228,182
Number of options exercisable	708,182	708,182